SUPPLEMENT DATED SEPTEMBER 1, 2004 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - 11


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective September 1, 2004, the Federated Insurance Series - Federated Growth Strategies Fund II changed its name. All references in your prospectus to Federated Insurance Series - Federated Growth Strategies Fund II shall mean Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II.